Contract Liabilities - Summary of Revenue Recognized from Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Digital solutions services—non financial services income [Member]
Statement [Line Items]
Revenue recognized that was included in the contract liability balance at the beginning of the year	$ 5,296	$ 5,019